Taxation - Summary of Tax Effects of Components of Other Comprehensive Income (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Before tax
Equity instruments at fair value through other comprehensive income		€ 60	€ (38)
Cash flow hedges		253	(10)
Remeasurement of defined benefit pension plans		318	(745)	€ (537)
Currency retranslation gains/(losses)		1,420	(1,460)
Other comprehensive income		2,051	(2,253)
Tax (charge)/credit
Equity instruments at fair value through other comprehensive income		0	10
Cash flow hedges		(43)	(17)
Remeasurement of defined benefit pension plans		(54)	235
Currency retranslation gains/(losses)		(31)	(1)
Other comprehensive income		(128)	227
After tax
Equity instruments at fair value through other comprehensive income		60	(28)	36
Cash flow hedges		210	(27)	(91)
Remeasurement of defined benefit pension plans		264	(510)	(473)
Currency retranslation gains/(losses)	[1],[2]	1,389	(1,461)	€ 614
Other comprehensive income		€ 1,923	€ (2,026)

[1]	(a)Includes a hyperinflation adjustment of €880 million (2023: €308 million, 2022: €514 million) in relation to Argentina and Turkey.(b)
[2]	2024 net loss arises from the disposals of our Russian business, Elida Beauty, Pureit, and Qinyuan. This net loss includes a foreign currency translation reserve write-off of €545 million.
2023 includes a gain of €497 million related to the disposal of Suave. 2022 includes a gain of €2,303 million related to the disposal of the global tea business.